Non-current tax receivables	12 Months Ended
Dec. 31, 2022
Non-current tax receivables
Non-current tax receivables

(16) Non-current tax receivables

Non-current tax receivables as of 31 December 2022 and 2021 relate mainly to tax refunds from tax development programs in the context of qualifying R&D expenses in France (crédit d’impôt recherche).